Mineral Property Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisition Costs:
Acquisition costs beginning balance	$ 187
Foreign currency translation adjustment	1,261	$ 74	$ (1,711)
Acquisition of subsidiary			8
Additions, net of recoveries	(3,164)	(198)	(75)
Write off	(8)
Acquisition costs ending balance	200	187
Deferred Exploration Expenditures:
Mineral property interests	14,465	10,496
Acquisition [Member]
Acquisition Costs:
Acquisition costs beginning balance	4,226	5,316
Additions		21
Disposition of subsidiary		(1,256)
Foreign currency translation adjustment	(17)	145
Acquisition of subsidiary	2,183
Additions, net of recoveries	78
Write off	(48)
Acquisition costs ending balance	6,422	4,226	5,316
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	6,270	6,095
Additions, net of recoveries	1,175	491
Disposition of subsidiary		(576)
Foreign currency translation adjustment	619	260
Write off	(21)
Deferred exploration expenditures ending balance	8,043	6,270	6,095
Mineral property interests	14,465	10,496
British Columbia (Canada) [Member] | New Polaris [Member]
Acquisition Costs:
Acquisition costs beginning balance	3,858	3,851
Additions		2
Disposition of subsidiary
Foreign currency translation adjustment	11	5
Acquisition of subsidiary
Additions, net of recoveries	6
Write off
Acquisition costs ending balance	3,875	3,858	3,851
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	5,817	5,556
Additions, net of recoveries	27	12
Disposition of subsidiary
Foreign currency translation adjustment	587	249
Write off
Deferred exploration expenditures ending balance	6,431	5,817	5,556
Mineral property interests	10,306	9,675
British Columbia (Canada) [Member] | Windfall Hills [Member]
Acquisition Costs:
Acquisition costs beginning balance	349	339
Additions
Disposition of subsidiary
Foreign currency translation adjustment	25	10
Acquisition of subsidiary
Additions, net of recoveries
Write off
Acquisition costs ending balance	374	349	339
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	447	356
Additions, net of recoveries	44	80
Disposition of subsidiary
Foreign currency translation adjustment	31	11
Write off
Deferred exploration expenditures ending balance	522	447	356
Mineral property interests	896	796
British Columbia (Canada) [Member] | FG Gold [Member]
Acquisition Costs:
Acquisition costs beginning balance	19
Additions		19
Disposition of subsidiary
Foreign currency translation adjustment	1
Acquisition of subsidiary
Additions, net of recoveries	28
Write off	(48)
Acquisition costs ending balance		19
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	6
Additions, net of recoveries	14	6
Disposition of subsidiary
Foreign currency translation adjustment	1
Write off	(21)
Deferred exploration expenditures ending balance		6
Mineral property interests		25
USA Fondaway Canyon [Member]
Acquisition Costs:
Acquisition costs beginning balance
Additions
Disposition of subsidiary
Foreign currency translation adjustment	(54)
Acquisition of subsidiary	2,183
Additions, net of recoveries	44
Write off
Acquisition costs ending balance	2,173
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance
Additions, net of recoveries	1,090
Disposition of subsidiary
Foreign currency translation adjustment
Write off
Deferred exploration expenditures ending balance	1,090
Mineral property interests	3,263
Mexico El Compas [Member]
Acquisition Costs:
Acquisition costs beginning balance		1,126
Additions
Disposition of subsidiary		(1,256)
Foreign currency translation adjustment		130
Acquisition of subsidiary
Additions, net of recoveries
Write off
Acquisition costs ending balance			1,126
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance		183
Additions, net of recoveries		393
Disposition of subsidiary		(576)
Foreign currency translation adjustment
Write off
Deferred exploration expenditures ending balance			$ 183
Mineral property interests